Right of use assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Threshold fair value of right of use assets accounted for as leases of low value and expensed	£ 10,000
Net book value, Beginning balance	112,000,000	£ 122,000,000
Exchange adjustments	(2,000,000)	(4,000,000)
Additions	67,000,000	48,000,000
Depreciation	(51,000,000)	(53,000,000)
Disposals and write-offs		(1,000,000)
Net book value, Ending balance	126,000,000	112,000,000	£ 122,000,000
Total cash outflow for leases	60,000,000	60,000,000	55,000,000
Commitments for leases not yet commenced at end of reporting period	14,000,000	2,000,000	1,000,000
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	91,000,000	105,000,000
Exchange adjustments	(2,000,000)	(3,000,000)
Additions	49,000,000	29,000,000
Depreciation	(38,000,000)	(39,000,000)
Disposals and write-offs		(1,000,000)
Net book value, Ending balance	100,000,000	91,000,000	105,000,000
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance		1,000,000
Exchange adjustments	1,000,000
Additions	1,000,000
Depreciation	(1,000,000)	(1,000,000)
Net book value, Ending balance	1,000,000		1,000,000
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	21,000,000	16,000,000
Exchange adjustments	(1,000,000)	(1,000,000)
Additions	17,000,000	19,000,000
Depreciation	(12,000,000)	(13,000,000)
Net book value, Ending balance	£ 25,000,000	£ 21,000,000	£ 16,000,000